Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Related party affiliations were attributed to transactions conducted between the Company and the shareholders, or those business entities partially or wholly owned by Company’s officers or shareholders. The related party balance as of June 30, 2025 and December 31, 2024 are identified as follows:

Related Party Balances:

a)   Due from related parties

The Company periodically loan funds to its related parties for general business purposes. The balance due from related parties is typically interest-free and due upon demand. As of June 30, 2025 and December 31, 2024, we had the total amounts due from related parties of $1,922,295 and $40,549, respectively, which were mainly due from the shareholder of the Company and the founder of the VIE, Mr. Daoning Xia (“Mr. Xia”), Ms. Guoping Xia (“Ms. Xia”) who is the sister of Mr. Xia, and their affiliated entities. As of this report date, the Company collected $1.41 million (RMB 10 million) from the related party.

b)   Due to related parties

The amount due to related parties represents the funds provided by companies controlled by Mr. Zhang, Mr. Xia, and Mr. Xiaojun Wang, a director of VIE’s subsidiary, for the Company’s working capital needs and the payable balances for expenses and reimbursement in normal business courses. As of July 31, 2025 and December 31, 2024, the Company had the total amounts due to related parties of $127,673 and $170,855, respectively.

As the lease agreement for the Company’s principal office premises expired and was not renewed, the Company is currently utilizing office space provided by a related party company. The office premises are located at 3rd Floor, Building A, Golden Life Science Park, No. 33 Gongye Avenue, Dongguan, Guangdong Province, China. On July 1, 2024, the related party, Dongguan Massachusetts Industrial Park Investment Co., Ltd., provided the Company with the rent-free use of Rooms 301 and 302, located on the 3rd floor of Building A, No. 33 Pingshan Industrial Avenue, Tangxia Town, Dongguan City. The usage period is from July 1, 2024 to December 31, 2025. The ultimate controlling party of Dongguan Massachusetts Industrial Park Investment Co., Ltd. is Guoping Xia (“Ms. Xia”).

Related parties have provided guarantees for the Company’s borrowings from banks. Details are disclosed in Note 11.